SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue on the remaining performance obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	[1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	$ 607,199	¥ 3,961,962	¥ 8,616,784	¥ 11,244,114
Cash incentives paid		595,300
Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue on the remaining performance obligations		¥ 99,800	¥ 787,100
Account management service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Weighted average investment period	0 months	0 months	18 months
Revenue on the remaining performance obligations		¥ 0	¥ 919,700
Health and life insurance | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	5 years	5 years
Health and life insurance | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	10 years	10 years
Property insurance
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized			67.00%
Revenue on the remaining performance obligation, Period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Account management service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized			98.00%
Revenue on the remaining performance obligation, Period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized		74.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Account management service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized		0.00%

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.